Other Operating Income and Expenses - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of other provisions [line items]
Other operating expense	¥ 60,178	¥ 46,261	¥ 41,652
Gains on litigation settlements		8,487
Other expenses, write-off of option fees paid	16,470
Legal proceedings provision
Disclosure of other provisions [line items]
Other operating expense	¥ 16,455	¥ 20,319	¥ 17,401